Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus.MSCI Inc., the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index effective as of the close of March 9, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus.MSCI Inc., the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index effective as of the close of March 9, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus.MSCI Inc., the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index effective as of the close of March 9, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus.MSCI Inc., the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index effective as of the close of March 9, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers MSCI All World ex US Hedged Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus.MSCI Inc., the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index effective as of the close of March 9, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference